Nature of Operations and Summary of Significant Accounting Policies: Loss Per Common Share (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Policies
Loss Per Common Share

LOSS PER COMMON SHARE

The basic loss per share is the same as the diluted loss per share as there are no potentially dilutive shares. The loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would share in the loss of the entity.

LOSS PER COMMON SHARE

The basic loss per share is the same as the diluted loss per share as there are no potentially dilutive shares. The loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would share in the loss of the entity.